Statutory capital and surplus - Dividend Capacity, Capital Maintenance and Safety Reserve (Details) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2020 SEK (kr)
Dividend Capacity
Amount available for dividend payments		$ 464,000,000.0
Dividend declaration notice period		10 days	10 days
Target capital level		120.00%				120.00%
Dividends paid to shareholders		$ 0		$ 0
Net unrestricted cash, short term investments, and fixed maturity investments		93,700,000
Safety Reserve
Deferred tax liability		328,800,000		281,000,000.0
Total deferred tax liabilities		$ 74,800,000		39,200,000
Swedish Tax Authority
Safety Reserve
Statutory tax rate (as a percent)		21.40%	21.40%
Additional tax expense		$ 1,200,000	kr 10.9
Deferred tax liability		14,700,000				kr 119.8
Total deferred tax liabilities		$ 259,200,000
Sirius Bermuda
Dividend Capacity
Percentage of regulatory capital available for distribution without prior approval of regulatory authorities		25.00%	25.00%
Minimum number of days before, capital to be transferred		7 days	7 days
Ownership percentage		87.00%				87.00%
Dividends paid		$ 150,000,000.0
Sirius International
Dividend Capacity
Amount available for dividend payments		$ 386,900,000
Ownership percentage		82.00%				82.00%
Dividends paid		$ 18,300,000	kr 167.3
Safety Reserve
Safety reserve		1,200,000,000				kr 9,700.0
Amount equal to the deferred tax liability on the safety reserve that is included in solvency capital		244,500,000
Sirius America
Dividend Capacity
Dividends paid		$ 25,000,000
Percentage of statutory surplus available for dividend payments without regulatory approval		10.00%	10.00%
Earned surplus		$ 192,500,000
Statutory net (loss) income		38,700,000
U.S. | Sirius America
Dividend Capacity
Actual statutory capital and surplus		609,000,000.0		522,100,000
Statutory net (loss) income		$ 17,400,000		$ (25,000,000.0)	$ (9,900,000)
Forecast | Swedish Tax Authority
Safety Reserve
Statutory tax rate (as a percent)	20.60%